Lease Agreements (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2017
Notes Payable	$ 71,228	$ 4,524,347	$ 71,228	$ 1,607		$ 15,223
Interest rate	5.25%	5.50%	5.25%	6.00%		2.50%
Debt maturity			Dec. 31, 2025	Dec. 31, 2019		Jul. 15, 2020
Monthly lease payment			$ 1,500	$ 1,500
Operating Leases, Rent Expense		$ 5,150		18,000	$ 35,583
Operating lease cost	$ 24,074		$ 66,794
Lease term	6 years		6 years
Weighted average remaining lease term	1 year 9 months		1 year 9 months
Financial Institution [Member]
Notes Payable	$ 724		$ 724	$ 153
Debt maturity			Jul. 31, 2020	Jun. 30, 2022
Monthly lease payment			$ 18,080
Lease term	5 years		5 years	5 years
Lease expiration date			Dec. 31, 2021
Financial Institution [Member] | Financing lease [Member]
Interest rate	8.99%		8.99%
Monthly lease payment			$ 679
Lease term	6 years		6 years
Lease expiration date			Dec. 31, 2025
Financial Institution [Member] | Minimum [Member]
Notes Payable	$ 263		$ 263	$ 253
Interest rate	4.50%		4.50%	4.00%
Debt maturity			Jul. 31, 2019	Jul. 31, 2019
Monthly lease payment			$ 4,530
Lease term	2 years		2 years
Financial Institution [Member] | Maximum [Member]
Notes Payable	$ 461		$ 461	$ 461
Interest rate	4.75%		4.75%	4.75%
Debt maturity				Jul. 31, 2020
Monthly lease payment			$ 1,413
Lease term	3 years		3 years